Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Fiscal Year Ended March 31,
	External Customers			Related Parties			Total
(in millions)	2026	2025	2024	2026	2025	2024	2026	2025	2024
License and Other Revenue (1)	$1,298	$1,421	$1,051	$1,009	$418	$380	$2,307	$1,839	$1,431
Royalty Revenue	2,123	1,763	1,458	490	405	344	2,613	2,168	1,802
	$3,421	$3,184	$2,509	$1,499	$823	$724	$4,920	$4,007	$3,233
(1)    Includes over-time revenue of $1,080 million, $467 million and $121 million and point-in-time revenue of $1,227 million, $1,372 million and $1,310 million for the fiscal years ended March 31, 2026, 2025 and 2024, respectively.

Schedule of Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
United States	$1,761	$1,716	$1,413
PRC (1)	874	749	697
Japan	825	296	121
Taiwan	695	629	522
Republic of Korea	392	324	308
Other countries	373	293	172
Total	$4,920	$4,007	$3,233
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	March 31, 2026	March 31, 2025
Accounts receivable	1,331	1,127
Allowance for current expected credit losses	(31)	(20)
Total accounts receivable, net	1,300	1,107

Schedule of Allowance for Credit Losses
A summary of the movement in the allowance for current expected credit losses is as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Beginning balance	$20	$3	$3
Additional (reversal of) provision	11	17	—
Ending balance	$31	$20	$3

Schedule of Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

	As of
(in millions)	March 31, 2026	March 31, 2025
Beginning balance April 1,	$911	$915
Customer prepayment and billing in advance of performance	581	371
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(149)	(131)
Revenue recognized in the period that was included in the contract liability balance during the period	(297)	(244)
Ending balance	$1,046	$911